Capital Management (Details)	1 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Nov. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2017 AUD ($)	Nov. 30, 2017 ZAR (R)	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2011 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Maximum debt covenant ratio allowed per the agreements	3.5		3.5	3.5	3.5		3.5	3.5
Bottom of range
Disclosure of detailed information about borrowings [line items]
Leverage ratio allowed under debt agreements	3.5		3.5	3.5	3.5
Top of range
Disclosure of detailed information about borrowings [line items]
Leverage ratio allowed under debt agreements	4.5		4.5	4.5	4.5
DMTNP
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R									R 10,000,000,000
Syndicated loan facility (R1bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility		$ 81,000,000		R 1,000,000,000		R 1,000,000,000
Term of facility		3 years
Available extension term		2 years
Syndicated loan facility (R1bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Syndicated loan facility (R1.4bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R				R 1,400,000,000.0
Syndicated loan facility (R1.4bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.65%		1.65%	1.65%	1.65%
Syndicated revolving credit facility (R2.5bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility	$ 202,000,000		$ 202,000,000	R 2,500,000,000.0
Term of facility	3 years
Available extension term	2 years
Syndicated revolving credit facility (R2.5bn) | JIBAR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.80%		1.80%	1.80%	1.80%
Syndicated loan facility (R1.5bn)
Disclosure of detailed information about borrowings [line items]
Face amount of facility | R				R 1,500,000,000.0
Rated bonds - issued July 2012
Disclosure of detailed information about borrowings [line items]
Face amount of facility | $	$ 750,000,000		$ 750,000,000
$700m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Face amount of facility | $	700,000,000		$ 700,000,000
Term of facility			10 years
$300m Rated bonds- issued April 2010
Disclosure of detailed information about borrowings [line items]
Face amount of facility | $	300,000,000.0		$ 300,000,000.0
Term of facility			30 years
Syndicated revolving credit facility (A$500m)
Disclosure of detailed information about borrowings [line items]
Face amount of facility	$ 390,000,000		$ 390,000,000		$ 500,000,000
Term of facility			5 years
Syndicated revolving credit facility (A$500m) | BBSY
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.00%		2.00%	2.00%	2.00%